Related parties transactions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of key management personnel remuneration

	2025	2024	2023

Short term benefits	1,074,142	1,031,194	657,879
Post employment benefits	62,542	62,730	33,191
Long term benefits	36,542	16,474	18,892
Share based payments	7,344,054	1,808,863	1,065,554
Total	8,517,280	2,919,261	1,775,516

Schedule of shares held by key management personnel

	2025	2024	2023

Opening balance	1,602,762	1,306,227	1,786,093
Issued	81,464	296,535	-
Resignation of key management personnel	-	-	(373,744)
Reverse share split	-	-	(106,122)
Closing balance	1,684,226	1,602,762	1,306,227

Options Held by Key Management Personnel:

	2025	2024	2023

Opening balance	791,278	654,364	515,850
Issued	5,064,474	342,000	279,221
Expired	-	-	(106,078)
Exercised	(3,263,678)	(205,086)	-
Reverse share split	-	-	(34,629)
Closing balance	2,592,074	791,278	654,364

Schedule of financial statement of the parent entity

	2025	2024	2023

Loss for the period	(28,001,097)	(14,482,970)	(21,281,867)
Other comprehensive loss for the period	-	-	-
Total comprehensive loss for the period	(28,001,097)	(14,482,970)	(21,281,867)

Financial position of the parent entity

	2025	2024

Assets
Current assets	105,637	3,554,174
Non-current assets	4,644,520	1,687,347
Total Assets	4,750,157	5,241,521
Liabilities
Current liabilities	6,278,894	2,574,437
Non-current liabilities	1,867,457	186,344
Total Liabilities	8,146,351	2,760,781
Net Assets/Liabilities	3,396,194	2,480,740
Equity
Contributed equity	53,143,960	46,779,703
Reserves	24,360,037	8,600,132
Accumulated losses	(80,900,191)	(52,899,095)
Total equity	(3,396,194)	2,480,740

Schedule of country incorporation principal place of business
		Ownership interest held
Name of entity	Place of business	June 30, 2025	June 30, 2024
Wimp 2 Warrior LLC	United States of America	100%	100%
Wimp 2 Warrior (Ireland) Limited	Ireland	100%	100%
Hype. OS,INC	United States of America	100%	100%
MMA Group INC,	United States of America	100%	0%